INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Summary of Inventories

	As of December 31,
	2024	2023
	US$’000	US$’000
Raw materials and supplies	38,313	28,962
Work in progress	21,195	20,991
Finished goods	67,306	78,277
Total inventories at the lower of cost and net realizable value	126,814	128,230